RELATED PARTY TRANSACTIONS - Transactions with related parties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Accounts receivable		R$ 1,223,316
Jointly controlled companies
ASSETS
Clients	R$ 53,495	37,741
Accounts receivable		14,725
Dividends / Interest on own capital receivable	230,199	180,213
Other assets	709
Total assets	284,403	232,679
LIABILITIES
Suppliers	23,121	17,268
sundry obligations	496
Purchased Electricity	49,584	20,379
Accounts Payable	39,414	39,400
Total liabilities	112,615	77,047
RESULT
Revenue from the use of Electricity	179,157	161,651
Income from services rendered	43,649	100,981
Other Revenues	2,276	551,180
Interest Income, Commissions and Exchange Rates and Variations	65,732	(38,071)
Purchased Electricity	35,514	(659,912)
Network Use Charges	(104,629)	(102,805)
Other Expenses	(133,289)	(311,396)
Total	88,410	(298,372)
Associates
ASSETS
Clients		23,970
Accounts receivable		17,064
Dividends / Interest on own capital receivable	599,676	615,740
Loans and financing receivable	0	587,067
Other assets	46,307	78,147
Total assets	645,983	1,321,988
LIABILITIES
Suppliers		9,273
Purchased Electricity		9,273
Total liabilities		18,546
RESULT
Revenue from the use of Electricity		142,852
Income from services rendered		3,223
Interest Income, Commissions and Exchange Rates and Variations	13,804	180,134
Purchased Electricity		(70,650)
Network Use Charges		(29)
Other Expenses	(78,768)	(209)
Total	(64,964)	255,321
Post-employment benefit entities
ASSETS
Other assets	146,981	136,375
Total assets	146,981	137,307
LIABILITIES
Suppliers	459	231
Provisions	285,659	620,691
Social security contributions	29,237	32,991
Actuarial debt agreements	3,014,599	2,414,180
sundry obligations	2,081	11,079
Loans and financing	1,172	4,892
Accounts Payable		137,718
Other liabilities	141,649	124,354
Total liabilities	3,474,856	3,346,136
RESULT
Other Revenues	10,838	84,103
Taxes		(2,650)
Other Expenses	(107,915)	(557,258)
Financial expenses	(14,618)	(140,730)
Total	R$ (111,695)	R$ (616,535)